Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - USD ($) $ in Thousands		Mar. 31, 2021	Mar. 31, 2020
Other Non Current Assets [Abstract]
Prepaid expenses		$ 33	$ 131
Receivable from related party	[1]	55
Total		$ 88	$ 131

[1]	*Loan given to Saaranya Hospitality Technologies Private Limited (equity-accounted investee), (refer note 38).